UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lanexa Management, LLC

Address:  101 Park Avenue, 21st Floor
          New York, NY 10178


13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Joel Brebbia
Title:   Chief Financial Officer
Phone:   212-716-2655


Signature, Place and Date of Signing:

/s/ Joel Brebbia                New York, New York            November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $78,685
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name

(1)  028-14221                              Lanexa Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       Lanexa Management, LLC
COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5            COL 6   COL 7             COLUMN 8

                                                       VALUE     SHS OR    SH/ PUT/  INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS      SOLE        SHARED   NONE
AKAMAI TECHNOLOGIES INC     COM             00971T101  2,771        72,438 SH        SOLE                 72,438
APPLE INC                   COM             037833100  2,668         4,000 SH        SOLE                  4,000
ARM HLDGS PLC               SPONSORED ADR   042068106    280        10,000 SH        SOLE                 10,000
ATMEL CORP                  COM             049513104    526       100,000 SH        SOLE                100,000
AVG TECHNOLOGIES N V        SHS             N07831105    770        80,212 SH        SOLE                 80,212
BAIDU INC                   SPON ADR REP A  056752108    584         5,000 SH        SOLE                  5,000
BEST BUY INC                COM             086516101    172        10,000 SH        SOLE                 10,000
BROADCOM CORP               CL A            111320107  3,803       110,000 SH        SOLE                110,000
CALLIDUS SOFTWARE INC       COM             13123E500  1,932       391,900 SH        SOLE                391,900
CASELLA WASTE SYS INC       CL A            147448104  1,261       295,000 SH        SOLE                295,000
DEALERTRACK HLDGS INC       COM             242309102  2,196        78,862 SH        SOLE                 78,862
DIGITALGLOBE INC            COM NEW         25389M877  4,180       205,000 SH        SOLE                205,000
EDWARDS GROUP LTD           SPONSORED ADR   281736108    203        29,228 SH        SOLE                 29,228
ELECTRONIC ARTS INC         COM             285512109  1,459       115,000 SH        SOLE                115,000
ENVIVIO INC                 COM             29413T106     66        30,000 SH        SOLE                 30,000
FALCONSTOR SOFTWARE INC     COM             306137100    780       331,766 SH        SOLE                331,766
FORMFACTOR INC              COM             346375108  3,864       691,257 SH        SOLE                691,257
FORTINET INC                COM             34959E109  1,206        50,000 SH        SOLE                 50,000
FUSION-IO INC               COM             36112J107  1,951        64,454 SH        SOLE                 64,454
GOOGLE INC                  CL A            38259P508  2,264         3,000 SH        SOLE                  3,000
GUIDANCE SOFTWARE INC       COM             401692108  5,491       487,674 SH        SOLE                487,674
IDENTIVE GROUP INC          COM             45170X106  1,156     1,298,749 SH        SOLE              1,298,749
ILLUMINA INC                COM             452327109  1,446        30,000 SH        SOLE                 30,000
IMMERSION CORP              COM             452521107    359        65,593 SH        SOLE                 65,593
INPHI CORP                  COM             45772F107  2,451       229,903 SH        SOLE                229,903
LAM RESEARCH CORP           COM             512807108    477        15,000 SH        SOLE                 15,000
LIMELIGHT NETWORKS INC      COM             53261M104  1,798       768,473 SH        SOLE                768,473
MICRON TECHNOLOGY INC       COM             595112103  2,990       500,000 SH        SOLE                500,000
NETAPP INC                  COM             64110D104  2,302        70,000 SH        SOLE                 70,000
NETFLIX INC                 COM             64110L106  1,089        20,000 SH        SOLE                 20,000
NVIDIA CORP                 COM             67066G104    334        25,000 SH        SOLE                 25,000
NXP SEMICONDUCTORS N V      COM             N6596X109    674        26,935 SH        SOLE                 26,935
PACIRA PHARMACEUTICALS INC  COM             695127100    868        49,900 SH        SOLE                 49,900
QLIK TECHNOLOGIES INC       COM             74733T105  2,242       100,131 SH        SOLE                100,131
QUALCOMM INC                COM             747525103  4,998        80,000 SH        SOLE                 80,000
RESPONSYS INC               COM             761248103  1,874       183,199 SH        SOLE                183,199
SALESFORCE COM INC          COM             79466L302    611         4,000 SH        SOLE                  4,000
SANDISK CORP                COM             80004C101  4,560       105,000 SH        SOLE                105,000
SEACHANGE INTL INC          COM             811699107  5,619       715,852 SH        SOLE                715,852
SHUTTERFLY INC              COM             82568P304  2,207        70,934 SH        SOLE                 70,934
SPLUNK INC                  COM             848637104    734        20,000 SH        SOLE                 20,000
VMWARE INC                  CL A COM        928563402  1,470        15,200 SH        SOLE                 15,200